Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2023	47,549,376
Balance at Dec. 31, 2023	$ 1,127,034	$ 123,394	$ (332,866)	$ (69,571)	$ 2,499	$ 850,490
Net earnings	0	0	236,936	0	0	236,936
Pension liability adjustments	0	0	0	509	0	509
Unrealized gain on available for sale securities		0	0	99	0	99
Change in foreign currency translation	0	0	0	(20,684)	0	(20,684)
Unrealized gain (loss) on financial derivatives	0	0	0	5,910	0	5,910
Other comprehensive earnings attributable to NCI	0	0	0	(17,796)	23	(17,773)
NCI share of earnings	0	0	(53,968)	0	10	(53,958)
NCI redemption increment (note 16)	0	0	(21,243)	0	0	(21,243)
Distributions to NCI	0	0	0	0	(90)	(90)
Subsidiaries’ equity transactions	0	(2,375)	0	0	(1,723)	(4,098)
Stock option expense	$ 0	32,603	0	0	0	$ 32,603
Stock options exercised (in shares)	581,800					581,800
Stock options exercised	$ 58,260	(13,171)	0	0	0	$ 45,089
Dividends	$ 0	0	(15,132)	0	0	(15,132)
Issuance of Subordinate Voting Shares (note 19) (in shares)	2,479,500
Issuance of Subordinate Voting Shares (note 19)	$ 286,924	0	0	0	0	286,924
Balance (in shares) at Dec. 31, 2024	50,610,676
Balance at Dec. 31, 2024	$ 1,472,218	140,451	(186,273)	(101,533)	719	1,325,582
Net earnings	0	0	224,553	0	0	224,553
Pension liability adjustments	0	0	0	(391)	0	(391)
Unrealized gain on available for sale securities	0	0	0	300	0	300
Change in foreign currency translation	0	0	0	10,034	0	10,034
Unrealized gain (loss) on financial derivatives	0	0	0	(11,112)	0	(11,112)
Other comprehensive earnings attributable to NCI	0	0	0	28,011	37	28,048
NCI share of earnings	0	0	(57,845)	0	376	(57,469)
NCI redemption increment (note 16)	0	0	(63,608)	0	0	(63,608)
Distributions to NCI		0	0	0	(8)	(8)
Subsidiaries’ equity transactions	0	12,992	0	0	0	12,992
Stock option expense	$ 0	35,347	0	0	0	$ 35,347
Stock options exercised (in shares)	493,145					493,145
Stock options exercised	$ 59,426	(14,908)	0	0	0	$ 44,518
Dividends	$ 0	0	(15,288)	0	0	(15,288)
Reclass to net earnings on disposal of operations (note 5)		(201)	0	1,146	0	945
Balance (in shares) at Dec. 31, 2025	51,103,821
Balance at Dec. 31, 2025	$ 1,531,644	$ 173,681	$ (98,461)	$ (73,545)	$ 1,124	$ 1,534,443